PROVISIONS AND CONTINGENCIES - Current and non-current (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total provisions
Total other provisions	$ 44.7	$ 85.5
Current portion	25.4	69.3
Non-current portion (included in "Other Liabilities")	19.3
Contingencies, legal disputes and other
Total provisions
Total other provisions	38.8	82.0
Current portion	21.4
Non-current portion (included in "Other Liabilities")	17.4
Restructuring of operations
Total provisions
Total other provisions	5.9	$ 3.5
Current portion	4.0
Non-current portion (included in "Other Liabilities")	$ 1.9